Financial Assets And Liabilities - Summary of managing liquidity risk (Detail) $ in Thousands	Dec. 31, 2023 USD ($) $ / USD	Dec. 31, 2022 USD ($) $ / USD
Liquidity Index [Abstract]
Current assets	$ 425,904	$ 347,690
Current liabilities	$ 359,386	$ 408,344
Liquidity index | $ / USD	1.185	0.852